Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 2,835,173	$ 2,613,018
Less: allowance for doubtful accounts	(1,122,743)	(693,639)
Total accounts receivable, net	$ 1,712,430	$ 1,919,379